UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sadoff Investment Management LLC
Address:  250 W. Coventry Court, Suite 109
          Milwaukee, WI 53217

Form 13F File Number:  028-03661

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bryan Sadoff
Title:    Member/Chief Compliance Officer
Phone:    (414) 352-8460

Signature, Place, and Date of Signing:

      /s/ Bryan Sadoff            Milwaukee, Wisconsin            01/24/2012
      ------------------          --------------------            ----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           41
                                         -----------

Form 13F Information Table Value Total:  $   283,208
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- -------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
         NAME OF ISSUER              CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- -------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
ALTRIA GROUP                     COM            02209S103         315      10,636 SH       Sole                   10,636
ANALOG DEVICES                   COM            032654105       9,048     252,867 SH       Sole                  252,867
APPLE COMPUTER                   COM            037833100         473       1,168 SH       Sole                    1,168
AT&T                             COM            00206R102         269       8,881 SH       Sole                    8,881
BERKSHIRE HATHAWAY A             COM            084670108         230           2 SH       Sole                        2
COCA COLA                        COM            191216100      19,409     277,388 SH       Sole                  277,388
CONAGRA                          COM            205887102      13,856     524,830 SH       Sole                  524,830
DIRECTV                          COM            25490A101      13,946     326,149 SH       Sole                  326,149
EBAY                             COM            278642103      12,640     416,750 SH       Sole                  416,750
EMC                              COM            268648102      16,132     748,947 SH       Sole                  748,947
EXXON MOBIL                      COM            30231G102         311       3,670 SH       Sole                    3,670
FOOT LOCKER                      COM            344849104      11,365     476,718 SH       Sole                  476,718
HEINZ                            COM            423074103      19,952     369,209 SH       Sole                  369,209
IBM                              COM            459200101         441       2,398 SH       Sole                    2,398
JOHNSON & JOHNSON                COM            478160104         354       5,398 SH       Sole                    5,398
JPMORGAN CHASE                   COM            46625H100         353      10,612 SH       Sole                   10,612
MCCORMICK                        COM            579780206       6,571     130,329 SH       Sole                  130,329
MCDONALDS                        COM            580135101         226       2,256 SH       Sole                    2,256
MYLAN                            COM            628530107      17,270     804,750 SH       Sole                  804,750
PEPSICO                          COM            713448108         275       4,143 SH       Sole                    4,143
PFIZER                           COM            717081103      19,710     910,811 SH       Sole                  910,811
PHILIP MORRIS                    COM            718172109         336       4,281 SH       Sole                    4,281
PROCTER & GAMBLE                 COM            742718109         296       4,441 SH       Sole                    4,441
SARA LEE                         COM            803111103      20,375   1,076,925 SH       Sole                1,076,925
TEXAS INSTRUMENTS                COM            882508104      12,708     436,549 SH       Sole                  436,549
TIME WARNER                      COM            887317303       7,591     210,050 SH       Sole                  210,050
VALEANT PHARMA                   COM            91911K102      12,396     265,502 SH       Sole                  265,502
VIACOM CL B                      COM            92553P201      14,178     312,221 SH       Sole                  312,221
WATSON PHARMA                    COM            942683103      15,110     250,409 SH       Sole                  250,409
WEIGHT WATCHERS                  COM            948626106       8,561     155,625 SH       Sole                  155,625
XILINX                           COM            983919101      20,112     627,330 SH       Sole                  627,330
ANNALY CAPITAL MANAGEMENT        COM            035710409         359      22,500 SH       Sole                   22,500
DOMINION RESOURCES               COM            25746U109         226       4,258 SH       Sole                    4,258
INVESCO INSURED MUNI INCOME      COM            46132P108         262      16,300 SH       Sole                   16,300
NUVEEN INSURED ADVANTAGE MUNI    COM            67071L106         462      30,700 SH       Sole                   30,700
NUVEEN INSURED MUNI OPPORTUNIT   COM            670984103         203      13,600 SH       Sole                   13,600
NUVEEN INSURED PREMIUM MUNI      COM            6706D8104         445      32,300 SH       Sole                   32,300
PROGRESS ENERGY                  COM            743263105         875      15,612 SH       Sole                   15,612
SOUTHERN                         COM            842587107         823      17,775 SH       Sole                   17,775
WISCONSIN ENERGY                 COM            976657106         333       9,531 SH       Sole                    9,531
ISHARES TR                       BARCLYS 1-3 YR 464287457       4,411      52,200 SH       Sole                   52,200